Trade and Other Payables - Summary of Trade and Other Payables (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Payable to suppliers	₺ 2,372,512	₺ 2,527,152
Taxes payable	465,966	415,650
Accrued treasury share, universal service fund contribution and contributions to the ICTA's expenses	455,496	305,208
Accrued selling and marketing expenses	91,747	79,011
Other	402,453	369,445
Trade and other payables	₺ 3,788,174	₺ 3,696,466